SUPPLEMENT TO THE PROSPECTUS OF
                   MORGAN STANLEY DEAN WITTER
           NATURAL RESOURCE DEVELOPMENT SECURITIES INC.
                       Dated June 30, 1999

      The  second  paragraph under the section of the  Prospectus
entitled  "FUND  MANAGEMENT"  is  hereby  replaced  by   the
following:

     The   Fund's  portfolio  is  managed  within   the
     Investment Manager's Growth Group. David F. Myers, a Vice President of the Investment Manager, has been a primary portfolio manager of the Fund since
     July 1997 and has been the sole primary portfolio manager of the Fund since July 1999. Mr. Myers has been a portfolio manager at the Investment Manager for over five years.


July 29, 1999